Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 7,244,000	€ 5,697,000
Trade payables and other payables	546,000	328,000
Less than 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,960,000
Trade payables and other payables	6,534,000	6,710,000
Total	8,494,000	6,710,000
Between 1 and 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	980,000	1,839,000
Total	980,000	1,839,000
Between 2 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,981,000	4,860,000
Total	€ 5,981,000	€ 4,860,000